Significant partly-owned subsidiary - Selected Income and Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Operating revenues	$ 24,174	$ 23,449
Net earnings	2,926	2,892
Net earnings attributable to NCI	58	52
Total comprehensive income	3,108	4,763
Total comprehensive income attributable to NCI	65	54
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Operating revenues	986	879
Net earnings	180	158
Net earnings attributable to NCI	57	51
Total comprehensive income	198	164
Total comprehensive income attributable to NCI	63	53
Cash dividends paid to NCI	39	86
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Total comprehensive income attributable to NCI	$ 4	$ 5